INVESTMENTS IN OPERATING PARTNERSHIPS (Tables)	12 Months Ended
Mar. 31, 2013
Investments In Operating Partnerships [Abstract]
Schedule Of Number Of Operating Partnerships [Table Text Block]
At March 31, 2013 and 2012, the fund has limited partnership interests in operating limited partnerships, which own or are constructing or rehabilitating operating apartment complexes. The number of operating limited partnerships in which the fund has limited partnership interests at March 31, 2013 and 2012 by series are as follows:

	2013	2012

Series 20	11	12
Series 21	5	6
Series 22	10	20
Series 23	11	15
Series 24	13	18
Series 25	7	11
Series 26	31	39
Series 27	13	15
Series 28	20	24
Series 29	21	21
Series 30	16	17
Series 31	25	26
Series 32	15	15
Series 33	8	8
Series 34	13	14
Series 35	10	11
Series 36	9	11
Series 37	7	7
Series 38	10	10
Series 39	9	9
Series 40	16	16
Series 41	20	20
Series 42	21	22
Series 43	23	23
Series 44	10	10
Series 45	30	30
Series 46	15	15

	399	445

Schedule Of Dispositions By Series [Table Text Block]
During the year ended March 31, 2013 the Fund disposed of forty six Operating Partnerships. Gain (loss) on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2013 is as follows.

	Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition *	Gain/(Loss) on Disposition

Series 20	1	-	$6,402	$6,402
Series 21	1	-	-
Series 22	8	2	318,670	318,670
Series 23	4	-	82,930	82,930
Series 24	3	2	1,793,701	1,793,701
Series 25	2	2	2,477,731	3,096,620
Series 26	7	1	2,007,273	2,007,273
Series 27	1	1	582,228	582,228
Series 28	4	-	53,550	53,550
Series 30	1	-	72,943	72,943
Series 31	1	-	48,230	48,230
Series 32	-	-	1,449	1,449
Series 34	1	-	-	-
Series 35	1	-	52,500	52,500
Series 36	1	1	1,242,272	1,242,272
Series 42	1	-	-	-
Series 45	-	-	442	442

Total	37	9	$8,740,321	$9,359,210

* Fund proceeds from disposition does not include $618,889 recorded as a receivable as of March 31, 2013 for Series 25.

During the year ended March 31, 2012 the Fund disposed of twenty two Operating Partnerships. Gain (loss) on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2012 is as follows.

	Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition	Gain/(Loss) on Disposition

Series 20	4	1	$852,350	$852,350
Series 21	3	-	118,002	118,002
Series 22	-	2	-	-
Series 23	-	1	-	-
Series 24	2	-	139,151	139,151
Series 25	4	1	1,215,347	1,215,347
Series 26	-	1	44,244	44,244
Series 28	1	1	37,059	37,059
Series 33	1	-	21,566	21,566

Total	15	7	$2,427,719	$2,427,719

Schedule Of Contributions Payable [Table Text Block]
At March 31, 2013 and 2012, contributions are payable to operating limited partnerships as follows:

	2013	2012

Series 20	$-	$-
Series 21	-	-
Series 22	9,352	9,352
Series 23	-	-
Series 24	-	9,999
Series 25	-	-
Series 26	1,293	14,490
Series 27	10,020	10,020
Series 28	40,968	40,968
Series 29	10,197	10,197
Series 30	127,396	127,396
Series 31	66,294	66,294
Series 32	173,561	173,561
Series 33	69,154	69,154
Series 34	-	-
Series 35	-	-
Series 36	-	-
Series 37	138,438	138,438
Series 38	-	-
Series 39	-	-
Series 40	102	102
Series 41	100	100
Series 42	73,433	73,433
Series 43	121,112	121,112
Series 44	252,864	254,640
Series 45	16,724	16,724
Series 46	-	-

	$1,111,008	$1,135,980

Schedule Of Partnerships Investments In Operating Limited Partnerships [Table Text Block]
The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$468,450,655	$6,699,980	$3,762,893

Acquisition costs of operating limited partnerships	29,435,629	861,676	602,529

Cumulative distributions from operating limited partnerships	(3,169,469)	(33,517)	(22,441)

Cumulative impairment loss in investments in operating limited partnerships	(226,099,776)	(1,648,785)	(118,301)

Cumulative losses from operating limited partnerships	(255,011,101)	(5,879,354)	(4,224,680)

Investments in operating limited partnerships per balance sheet	13,605,938	-	-

	Total	Series 20	Series 21

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(3,160,003)	-	-

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(4,063,046)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	1,326,821	86,256	219,339

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(83,929,078)	(2,747,749)	(2,799,954)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,326,492	7,898	-

Cumulative impairment loss in investments in operating limited partnerships	226,099,776	1,648,785	118,301

Other	(2,557,875)	(20,933)	(164,829)

Equity per operating limited partnerships’ combined financial statements	$148,649,025	$(1,025,743)	$(2,627,143)

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$4,561,122	$10,391,895	$6,663,058

Acquisition costs of operating limited partnerships	556,775	1,552,411	867,087

Cumulative distributions from operating limited partnerships	(2,987)	-	(34,932)

Cumulative impairment loss in investments in operating limited partnerships	(1,725,087)	(6,344,121)	(2,395,773)

Cumulative losses from operating limited partnerships	(3,389,823)	(5,600,185)	(5,099,440)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 22	Series 23	Series 24

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(481,359)	(11,581)	(30,158)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(157,772)	(62,597)	(91,548)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	25,824	54,934	37,933

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,729,559)	(2,074,441)	(3,181,496)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	34,901	23,202

Cumulative impairment loss in investments in operating limited partnerships	1,725,087	6,344,121	2,395,773

Other	(136,248)	(112,529)	138,307

Equity per operating limited partnerships’ combined financial statements	$(1,754,027)	$4,172,808	$(707,987)

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$3,949,669	$15,248,303	$13,173,497

Acquisition costs of operating limited partnerships	530,964	2,125,402	1,913,345

Cumulative distributions from operating limited partnerships	(69,547)	(69,380)	(52,749)

Cumulative impairment loss in investments in operating limited partnerships	(3,403,453)	(5,322,693)	(6,453,941)

Cumulative losses from operating limited partnerships	(1,007,633)	(11,981,632)	(8,580,152)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 25	Series 26	Series 27

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	-	(70,440)	(286,388)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(59,837)	(369,748)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	31,239	114,788	266,164

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(476,326)	(6,192,769)	(2,149,024)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	187,072	-

Cumulative impairment loss in investments in operating limited partnerships	3,403,453	5,322,693	6,453,941

Other	(55,777)	(95,517)	(217,897)

Equity per operating limited partnerships’ combined financial statements	$2,902,589	$(794,010)	$3,697,048

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$25,336,641	$28,419,361	$13,904,236

Acquisition costs of operating limited partnerships	3,716,071	4,100,111	1,439,788

Cumulative distributions from operating limited partnerships	(553,380)	(26,816)	(53,204)

Cumulative impairment loss in investments in operating limited partnerships	(16,711,233)	(10,932,738)	(6,609,159)

Cumulative losses from operating limited partnerships	(11,788,099)	(21,559,918)	(8,681,661)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 28	Series 29	Series 30

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(233,630)	(158,645)	(135,225)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(665,053)	(596,128)	(235,701)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	99,756	265,241	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,317,018)	(7,193,417)	(2,714,894)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	116,284	7,039	7,712

Cumulative impairment loss in investments in operating limited partnerships	16,711,233	10,932,738	6,609,159

Other	(436,019)	(104,030)	5,620

Equity per operating limited partnerships’ combined financial statements	$12,275,553	$3,152,798	$3,536,671

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$25,644,054	$29,567,115	$14,744,596

Acquisition costs of operating limited partnerships	3,688,096	3,834,299	1,349,820

Cumulative distributions from operating limited partnerships	(66,005)	(101,211)	(30,285)

Cumulative impairment loss in investments in operating limited partnerships	(14,021,758)	(14,759,194)	(9,101,023)

Cumulative losses from operating limited partnerships	(15,244,387)	(18,541,009)	(6,963,108)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 31	Series 32	Series 33

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(67,462)	(292,046)	(179,468)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)	(1,284,335)	(167,193)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	125,347	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(7,706,614)	(5,680,810)	(2,093,741)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	30,562	38,357	9,684

Cumulative impairment loss in investments in operating limited partnerships	14,021,758	14,759,194	9,101,023

Other	(341,543)	348,700	(39,291)

Equity per operating limited partnerships’ combined financial statements	$5,984,448	$7,889,060	$6,631,014

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$23,771,378	$20,689,083	$13,848,639

Acquisition costs of operating limited partnerships	2,297,255	-	-

Cumulative distributions from operating limited partnerships	(26,077)	(30,252)	(116,200)

Cumulative impairment loss in investments in operating limited partnerships	(11,601,216)	(11,273,719)	(7,216,579)

Cumulative losses from operating limited partnerships	(14,441,340)	(9,385,112)	(6,515,860)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 34	Series 35	Series 36

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(38,698)	-	(14,791)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(295,534)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,593,961)	(2,825,313)	(1,170,643)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,464	78,017	1,370

Cumulative impairment loss in investments in operating limited partnerships	11,601,216	11,273,719	7,216,579

Other	(257,710)	19,992	(76,402)

Equity per operating limited partnerships’ combined financial statements	$6,421,777	$8,546,415	$5,956,113

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$18,424,489	$18,852,167	$16,699,847

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(202,524)	(531,129)	(224,758)

Cumulative impairment loss in investments in operating limited partnerships	(8,855,671)	(10,498,790)	(7,420,197)

Cumulative losses from operating limited partnerships	(9,366,294)	(7,822,248)	(9,054,892)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 37	Series 38	Series 39

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 20123which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(155,365)	-	-

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,018,176)	(3,181,015)	(3,282,894)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	303,810	59,461	279,219

Cumulative impairment loss in investments in operating limited partnerships	8,855,671	10,498,790	7,420,197

Other	(8,607)	(266,828)	(71,431)

Equity per operating limited partnerships’ combined financial statements	$3,977,333	$7,110,408	$4,345,091

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$19,336,992	$17,340,487	$19,690,646

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(53,094)	(58,012)	(109,245)

Cumulative impairment loss in investments in operating limited partnerships	(10,596,325)	(6,968,657)	(10,059,798)

Cumulative losses from operating limited partnerships	(8,687,573)	(10,313,818)	(9,411,685)

Investments in operating limited partnerships per balance sheet	-	-	109,918

	Series 40	Series 41	Series 42

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(25,172)	(33,807)	(409,845)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(639,318)	(1,480,788)	(1,497,482)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	78,811	1,049	20,012

Cumulative impairment loss in investments in operating limited partnerships	10,596,325	6,968,657	10,059,798

Other	(159,009)	(221,822)	(65,078)

Equity per operating limited partnerships’ combined financial statements	$9,851,637	$5,233,289	$8,217,323

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$26,617,048	$19,381,437	$29,408,956

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(289,277)	(49,763)	(263,099)

Cumulative impairment loss in investments in operating limited partnerships	(11,853,725)	(8,041,733)	(12,456,025)

Cumulative losses from operating limited partnerships	(13,006,138)	(10,210,723)	(11,736,285)

Investments in operating limited partnerships per balance sheet	1,467,908	1,079,218	4,953,547

	Series 43	Series 44	Series 45

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(143,165)	(255,844)	(129,725)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,834,207)	(6,568,883)	(778,586)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	2,230	28,744

Cumulative impairment loss in investments in operating limited partnerships	11,853,725	8,041,733	12,456,025

Other	(149,571)	(27,388)	(21,194)

Equity per operating limited partnerships’ combined financial statements	$11,194,690	$2,271,066	$16,508,811

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$22,323,066

Acquisition costs of operating limited partnerships	-

Cumulative distributions from operating limited partnerships	(99,585)

Cumulative impairment loss in investments in operating limited partnerships	(9,710,082)

Cumulative losses from operating limited partnerships	(6,518,052)

Investments in operating limited partnerships per balance sheet	5,995,347

Series 46

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(7,189)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	-

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594

Cumulative impairment loss in investments in operating limited partnerships	9,710,082

Other	(20,841)

Equity per operating limited partnerships’ combined financial statements	$15,681,993

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$505,960,745	$6,882,024	$4,113,424

Acquisition costs of operating limited partnerships	34,246,077	862,696	661,389

Cumulative distributions from operating limited partnerships	(3,327,345)	(33,517)	(22,441)

Cumulative impairment loss in investments in operating limited partnerships	(232,429,918)	(1,648,785)	(197,154)

Cumulative losses from operating limited partnerships	(277,960,509)	(6,062,418)	(4,555,218)

Investments in operating limited partnerships per balance sheet	26,489,050	-	-

	Total	Series 20	Series 21

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(3,297,940)	-	-

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(4,409,848)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	1,482,646	86,256	236,024

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(80,780,371)	(2,885,315)	(2,808,604)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,442,934	7,898	-

Cumulative impairment loss in investments in operating limited partnerships	232,429,918	1,648,785	197,154

Other	(2,651,838)	(23,926)	(162,615)

Equity per operating limited partnerships’ combined financial statements	$170,704,551	$(1,166,302)	$(2,538,041)

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$9,924,845	$12,936,474	$9,867,638

Acquisition costs of operating limited partnerships	1,338,598	1,923,419	1,362,093

Cumulative distributions from operating limited partnerships	(72,218)	(25,544)	(94,006)

Cumulative impairment loss in investments in operating limited partnerships	(3,958,929)	(7,715,907)	(3,630,235)

Cumulative losses from operating limited partnerships	(7,232,296)	(7,118,442)	(7,505,490)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 22	Series 23	Series 24

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(481,359)	(11,581)	(30,158)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(249,133)	(62,597)	(267,328)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	90,435	49,191	81,405

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,966,027)	(2,695,647)	(3,600,661)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,764	34,901	61,209

Cumulative impairment loss in investments in operating limited partnerships	3,958,929	7,715,907	3,630,235

Other	(252,672)	(69,448)	98,321

Equity per operating limited partnerships’ combined financial statements	$(1,895,063)	$4,960,726	$(26,977)

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$8,003,919	$23,641,935	$14,004,581

Acquisition costs of operating limited partnerships	1,152,325	3,329,810	2,051,185

Cumulative distributions from operating limited partnerships	(144,838)	(166,720)	(60,579)

Cumulative impairment loss in investments in operating limited partnerships	(5,280,243)	(11,211,839)	(6,900,647)

Cumulative losses from operating limited partnerships	(3,731,163)	(15,593,186)	(9,094,540)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 25	Series 26	Series 27

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(51,732)	(70,670)	(286,388)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(66,355)	(73,143)	(369,748)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	50,739	120,610	266,164

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(604,305)	(6,132,941)	(2,165,786)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	21,215	187,072	41,321

Cumulative impairment loss in investments in operating limited partnerships	5,280,243	11,211,839	6,900,647

Other	(120,856)	(420,929)	(134,230)

Equity per operating limited partnerships’ combined financial statements	$4,508,949	$4,821,838	$4,251,980

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$26,819,918	$28,419,361	$14,875,401

Acquisition costs of operating limited partnerships	3,934,751	4,100,111	1,579,476

Cumulative distributions from operating limited partnerships	(570,203)	(26,816)	(53,204)

Cumulative impairment loss in investments in operating limited partnerships	(16,993,020)	(10,929,833)	(6,597,720)

Cumulative losses from operating limited partnerships	(13,191,446)	(21,562,823)	(9,803,953)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 28	Series 29	Series 30

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(289,605)	(158,645)	(135,225)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(665,053)	(596,128)	(235,701)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	111,234	265,241	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,807,444)	(5,819,395)	(4,313,907)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	116,284	7,039	7,712

Cumulative impairment loss in investments in operating limited partnerships	16,993,020	10,929,833	6,597,720

Other	(292,910)	(94,881)	3,707

Equity per operating limited partnerships’ combined financial statements	$13,165,526	$4,533,064	$1,924,306

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$29,153,095	$29,700,384	$14,744,596

Acquisition costs of operating limited partnerships	4,199,795	3,834,299	1,349,820

Cumulative distributions from operating limited partnerships	(66,005)	(101,211)	(30,285)

Cumulative impairment loss in investments in operating limited partnerships	(15,609,298)	(14,759,194)	(9,065,379)

Cumulative losses from operating limited partnerships	(17,677,587)	(18,674,278)	(6,998,752)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 31	Series 32	Series 33

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(67,462)	(292,046)	(179,468)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)	(1,284,335)	(167,193)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	125,347	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,956,178)	(4,297,514)	(1,478,719)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	43,473	38,357	9,684

Cumulative impairment loss in investments in operating limited partnerships	15,609,298	14,759,194	9,065,379

Other	(322,661)	370,500	(20,139)

Equity per operating limited partnerships’ combined financial statements	$9,354,217	$9,294,156	$7,229,544

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$25,641,952	$23,763,922	$15,262,574

Acquisition costs of operating limited partnerships	2,566,310	-	-

Cumulative distributions from operating limited partnerships	(26,077)	(30,262)	(116,200)

Cumulative impairment loss in investments in operating limited partnerships	(11,558,475)	(12,350,565)	(7,658,323)

Cumulative losses from operating limited partnerships	(16,623,710)	(11,383,095)	(7,488,051)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 34	Series 35	Series 36

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(38,698)	-	(14,791)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(295,534)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(7,533,477)	(2,177,825)	(3,663,065)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,464	78,017	1,370

Cumulative impairment loss in investments in operating limited partnerships	11,558,475	12,350,565	7,658,323

Other	(197,594)	(23,145)	(49,225)

Equity per operating limited partnerships’ combined financial statements	$3,499,636	$10,227,612	$3,932,612

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$18,424,489	$18,852,167	$16,699,847

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(202,524)	(525,869)	(217,157)

Cumulative impairment loss in investments in operating limited partnerships	(8,613,319)	(10,442,358)	(7,386,007)

Cumulative losses from operating limited partnerships	(9,608,646)	(7,853,907)	(8,968,731)

Investments in operating limited partnerships per balance sheet	-	30,033	127,952

	Series 37	Series 38	Series 39

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(155,365)	-	-

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,463,441)	(2,734,822)	(2,674,914)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	303,810	59,461	279,219

Cumulative impairment loss in investments in operating limited partnerships	8,613,319	10,442,358	7,386,007

Other	21,909	(185,915)	(64,084)

Equity per operating limited partnerships’ combined financial statements	$5,320,232	$7,611,115	$5,054,180

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$19,336,992	$17,340,487	$19,777,849

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(50,444)	(53,111)	(62,791)

Cumulative impairment loss in investments in operating limited partnerships	(10,436,808)	(6,398,746)	(8,918,705)

Cumulative losses from operating limited partnerships	(8,542,420)	(9,996,032)	(9,120,125)

Investments in operating limited partnerships per balance sheet	307,320	892,598	1,676,228

	Series 40	Series 41	Series 42

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(25,172)	(33,807)	(439,845)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(219,933)	(1,415,040)	(1,218,759)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	78,811	1,049	20,012

Cumulative impairment loss in investments in operating limited partnerships	10,436,808	6,398,746	8,918,705

Other	(153,941)	(227,795)	(82,231)

Equity per operating limited partnerships’ combined financial statements	$10,423,893	$5,615,751	$8,874,110

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$26,617,048	$19,383,213	$29,449,544

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(241,623)	(37,726)	(212,482)

Cumulative impairment loss in investments in operating limited partnerships	(9,563,330)	(7,156,290)	(9,980,277)

Cumulative losses from operating limited partnerships	(12,790,153)	(9,823,329)	(11,027,978)

Investments in operating limited partnerships per balance sheet	4,021,942	2,365,868	8,228,807

	Series 43	Series 44	Series 45

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(143,165)	(255,844)	(129,725)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,039,866)	(2,851,078)	(255,708)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	454	28,744

Cumulative impairment loss in investments in operating limited partnerships	9,563,330	7,156,290	9,980,277

Other	(56,511)	(129,676)	(40,079)

Equity per operating limited partnerships’ combined financial statements	$11,345,730	$6,286,014	$17,812,316

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$22,323,066

Acquisition costs of operating limited partnerships	-

Cumulative distributions from operating limited partnerships	(83,492)

Cumulative impairment loss in investments in operating limited partnerships	(7,468,532)

Cumulative losses from operating limited partnerships	(5,932,740)

Investments in operating limited partnerships per balance sheet	8,838,302

Series 46

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(7,189)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	-

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594

Cumulative impairment loss in investments in operating limited partnerships	7,468,532

Other	(20,812)

Equity per operating limited partnerships’ combined financial statements	$16,283,427

Schedule Of Summarized Balance Sheets In Operating Partnerships [Table Text Block]
The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$926,355,460	$10,155,776	$7,435,846
Land	92,169,960	839,313	1,479,930
Other assets	102,647,493	2,037,492	958,988

	$1,121,172,913	$13,032,581	$9,874,764

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$786,714,302	$12,212,275	$9,290,488
Accounts payable and accrued expenses	36,047,804	287,009	237,223
Other liabilities	115,855,204	1,510,700	2,415,769

	938,617,310	14,009,984	11,943,480
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	148,649,025	(1,025,743)	(2,627,143)
Other partners	33,906,578	48,340	558,427

	182,555,603	(977,403)	(2,068,716)

	$1,121,172,913	$13,032,581	$9,874,764

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$11,693,373	$20,247,856	$11,286,698
Land	1,491,429	1,783,889	1,434,385
Other assets	2,228,323	4,154,081	1,629,582

	$15,413,125	$26,185,826	$14,350,665

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$14,767,873	$16,539,887	$11,818,235
Accounts payable and accrued expenses	570,521	3,652,531	1,119,077
Other liabilities	1,168,419	2,510,569	1,719,236

	16,506,813	22,702,987	14,656,548
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,754,027)	4,172,808	(707,987)
Other partners	660,339	(689,969)	402,104

	(1,093,688)	3,482,839	(305,883)

	$15,413,125	$26,185,826	$14,350,665
The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$6,428,758	$32,793,703	$35,113,113
Land	574,158	2,736,095	4,620,843
Other assets	1,163,088	4,158,096	4,632,865

	$8,166,004	$39,687,894	$44,366,821

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$5,359,194	$33,866,714	$30,744,793
Accounts payable and accrued expenses	87,194	2,031,188	842,519
Other liabilities	49,675	4,245,607	7,053,343

	5,496,063	40,143,509	38,640,655
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,902,589	(794,010)	3,697,048
Other partners	(232,648)	338,395	2,029,118

	2,669,941	(455,615)	5,726,166

	$8,166,004	$39,687,894	$44,366,821

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$38,832,314	$38,929,438	$21,374,357
Land	4,789,984	2,816,806	1,352,199
Other assets	4,805,771	4,579,225	2,265,338

	$48,428,069	$46,325,469	$24,991,894

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$30,729,775	$36,131,872	$15,804,915
Accounts payable and accrued expenses	1,536,518	1,888,155	1,030,604
Other liabilities	3,164,099	5,598,855	2,590,111

	35,430,392	43,618,882	19,425,630
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	12,275,553	3,152,798	3,536,671
Other partners	722,124	(446,211)	2,029,593

	12,997,677	2,706,587	5,566,264

	$48,428,069	$46,325,469	$24,991,894

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$41,093,844	$42,317,655	$33,867,303
Land	3,922,117	2,921,802	3,784,552
Other assets	6,265,759	4,534,604	2,732,278

	$51,281,720	$49,774,061	$40,384,133

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$41,416,027	$32,091,744	$25,170,848
Accounts payable and accrued expenses	1,079,327	3,166,217	1,051,109
Other liabilities	4,801,867	3,536,003	2,578,374

	47,297,221	38,793,964	28,800,331
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,984,448	7,889,060	6,631,014
Other partners	(1,999,949)	3,091,037	4,952,788

	3,984,499	10,980,097	11,583,802

	$51,281,720	$49,774,061	$40,384,133

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$36,690,648	$35,320,976	$24,753,789
Land	4,488,809	3,572,523	2,013,180
Other assets	4,445,778	3,045,614	2,886,655

	$45,625,235	$41,939,113	$29,653,624

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$33,975,571	$21,130,845	$17,319,963
Accounts payable and accrued expenses	1,252,013	997,139	1,575,909
Other liabilities	5,399,661	8,062,155	650,137

	40,627,245	30,190,139	19,546,009
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	6,421,777	8,546,415	5,956,113
Other partners	(1,423,787)	3,202,559	4,151,502

	4,997,990	11,748,974	10,107,615

	$45,625,235	$41,939,113	$29,653,624

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$32,623,644	$22,273,923	$18,013,620
Land	2,423,561	1,581,706	1,238,488
Other assets	3,249,852	2,186,790	1,768,336

	$38,297,057	$26,042,419	$21,020,444

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$28,014,633	$17,019,640	$13,422,946
Accounts payable and accrued expenses	2,306,321	258,956	343,231
Other liabilities	5,733,250	2,458,570	2,675,710

	36,054,204	19,737,166	16,441,887
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,977,333	7,110,408	4,345,091
Other partners	(1,734,480)	(805,155)	233,466

	2,242,853	6,305,253	4,578,557

	$38,297,057	$26,042,419	$21,020,444

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$54,364,315	$65,958,262	$56,579,992
Land	5,081,041	8,000,805	7,059,765
Other assets	4,198,978	6,479,223	6,664,563

	$63,644,334	$80,438,290	$70,304,320

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$45,658,503	$61,327,803	$46,947,999
Accounts payable and accrued expenses	1,378,312	1,254,339	2,644,758
Other liabilities	6,783,138	7,521,451	6,437,492

	53,819,953	70,103,593	56,030,249
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	9,851,637	5,233,289	8,217,323
Other partners	(27,256)	5,101,408	6,056,748

	9,824,381	10,334,697	14,274,071

	$63,644,334	$80,438,290	$70,304,320
The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$59,664,991	$54,857,440	$72,021,820
Land	6,704,151	6,053,669	7,041,701
Other assets	5,245,799	4,773,751	7,674,657

	$71,614,941	$65,684,860	$86,738,178

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$47,842,185	$55,297,673	$57,679,981
Accounts payable and accrued expenses	1,810,519	1,363,325	1,748,945
Other liabilities	7,744,436	9,455,928	6,907,084

	57,397,140	66,116,926	66,336,010
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	11,194,690	2,271,066	16,508,811
Other partners	3,023,111	(2,703,132)	3,893,357

	14,217,801	(432,066)	20,402,168

	$71,614,941	$65,684,860	$86,738,178

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$41,662,006
Land	2,363,059
Other assets	3,882,007

$47,907,072

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$25,131,920
Accounts payable and accrued expenses	534,845
Other liabilities	3,083,565

28,750,330
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	15,681,993
Other partners	3,474,749

19,156,742

$47,907,072

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$1,046,340,087	$11,310,309	$8,604,705
Land	100,304,748	843,313	1,494,930
Other assets	116,539,941	2,057,707	935,635

	$1,263,184,776	$14,211,329	$11,035,270

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$878,138,430	$13,459,193	$10,367,311
Accounts payable and accrued expenses	40,712,629	338,837	580,881
Other liabilities	141,147,438	1,181,714	3,310,444

	1,059,998,497	14,979,744	14,258,636
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	170,704,551	(1,166,302)	(2,538,041)
Other partners	32,481,728	397,887	(685,325)

	203,186,279	(768,415)	(3,223,366)

	$1,263,184,776	$14,211,329	$11,035,270

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$20,360,763	$24,798,213	$21,710,245
Land	2,208,056	2,399,594	2,967,555
Other assets	3,899,292	4,583,381	2,851,603

	$26,468,111	$31,781,188	$27,529,403

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$24,641,967	$19,059,600	$20,503,893
Accounts payable and accrued expenses	1,120,734	3,571,654	1,240,450
Other liabilities	2,415,269	4,334,626	4,731,230

	28,177,970	26,965,880	26,475,573
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,895,063)	4,960,726	(26,977)
Other partners	185,204	(145,418)	1,080,807

	(1,709,859)	4,815,308	1,053,830

	$26,468,111	$31,781,188	$27,529,403

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$12,279,264	$45,301,842	$39,234,050
Land	1,660,408	4,007,128	4,755,394
Other assets	2,185,002	7,079,790	4,908,152

	$16,124,674	$56,388,760	$48,897,596

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$10,272,889	$42,454,341	$33,046,630
Accounts payable and accrued expenses	121,539	3,488,144	1,018,185
Other liabilities	244,914	5,357,118	7,304,198

	10,639,342	51,299,603	41,369,013
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,508,949	4,821,838	4,251,980
Other partners	976,383	267,319	3,276,603

	5,485,332	5,089,157	7,528,583

	$16,124,674	$56,388,760	$48,897,596
The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$43,710,623	$40,703,968	$25,554,946
Land	4,990,798	2,816,806	1,748,946
Other assets	5,369,814	5,202,949	2,976,534

	$54,071,235	$48,723,723	$30,280,426

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$34,564,738	$36,913,384	$22,991,726
Accounts payable and accrued expenses	1,727,332	1,715,580	1,222,069
Other liabilities	3,438,796	6,087,562	6,351,090

	39,730,866	44,716,526	30,564,885
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	13,165,526	4,533,064	1,924,306
Other partners	1,174,843	(525,867)	(2,208,765)

	14,340,369	4,007,197	(284,459)

	$54,071,235	$48,723,723	$30,280,426

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$47,416,838	$44,658,505	$35,691,325
Land	4,222,958	2,921,802	3,784,552
Other assets	6,802,237	4,745,901	3,617,933

	$58,442,033	$52,326,208	$43,093,810

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$44,265,758	$32,551,306	$25,540,259
Accounts payable and accrued expenses	1,148,813	3,123,046	1,134,224
Other liabilities	5,801,934	3,690,437	3,329,817

	51,216,505	39,364,789	30,004,300
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	9,354,217	9,294,156	7,229,544
Other partners	(2,128,689)	3,667,263	5,859,966

	7,225,528	12,961,419	13,089,510

	$58,442,033	$52,326,208	$43,093,810

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$42,419,956	$40,272,987	$35,374,277
Land	4,885,556	3,734,936	2,791,180
Other assets	5,144,360	3,202,711	3,451,519

	$52,449,872	$47,210,634	$41,616,976

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$41,618,431	$23,437,862	$35,203,607
Accounts payable and accrued expenses	2,384,077	1,051,430	1,535,878
Other liabilities	8,088,849	8,800,338	3,421,533

	52,091,357	33,289,630	40,161,018
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,499,636	10,227,612	3,932,612
Other partners	(3,141,121)	3,693,392	(2,476,654)

	358,515	13,921,004	1,455,958

	$52,449,872	$47,210,634	$41,616,976

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$34,594,643	$23,362,052	$19,012,564
Land	2,423,561	1,581,706	1,238,488
Other assets	2,895,188	2,378,237	2,048,079

	$39,913,392	$27,321,995	$22,299,131

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$28,494,169	$17,038,108	$13,637,045
Accounts payable and accrued expenses	2,450,990	279,581	374,667
Other liabilities	4,818,637	2,610,565	2,628,147

	35,763,796	19,928,254	16,639,859
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,320,232	7,611,115	5,054,180
Other partners	(1,170,636)	(217,374)	605,092

	4,149,596	7,393,741	5,659,272

	$39,913,392	$27,321,995	$22,299,131

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$56,697,944	$68,623,409	$63,737,104
Land	5,081,041	8,000,805	7,582,655
Other assets	5,001,611	6,937,279	6,786,134

	$66,780,596	$83,561,493	$78,105,893

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$46,232,526	$62,163,827	$50,820,530
Accounts payable and accrued expenses	1,758,019	1,219,169	2,697,281
Other liabilities	7,372,571	9,099,604	9,693,262

	55,363,116	72,482,600	63,211,073
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	10,423,893	5,615,751	8,874,110
Other partners	993,587	5,463,142	6,020,710

	11,417,480	11,078,893	14,894,820

	$66,780,596	$83,561,493	$78,105,893

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$62,443,837	$60,696,928	$75,011,299
Land	6,704,151	6,053,669	7,041,701
Other assets	5,178,687	4,805,514	7,548,750

	$74,326,675	$71,556,111	$89,601,750

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$48,698,072	$56,048,250	$58,515,541
Accounts payable and accrued expenses	1,800,994	1,191,979	1,925,285
Other liabilities	8,119,955	9,350,701	6,453,974

	58,619,021	66,590,930	66,894,800
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	11,345,730	6,286,014	17,812,316
Other partners	4,361,924	(1,320,833)	4,894,634

	15,707,654	4,965,181	22,706,950

	$74,326,675	$71,556,111	$89,601,750
The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$42,757,491
Land	2,363,059
Other assets	3,945,942

$49,066,492

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$25,597,467
Accounts payable and accrued expenses	491,791
Other liabilities	3,110,153

29,199,411
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	16,283,427
Other partners	3,583,654

19,867,081

$49,066,492

Schedule Of Summarized Statement Of Operations In Operating Partnerships [Table Text Block]
The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$177,121,285	$3,184,095	$1,899,543
Interest and other	6,664,987	82,941	26,035

	183,786,272	3,267,036	1,925,578
Expenses
Interest	38,941,394	466,702	558,013
Depreciation and amortization	51,957,361	833,519	364,116
Taxes and insurance	21,692,015	369,926	212,056
Repairs and maintenance	30,845,127	725,213	295,363
Operating expenses	63,854,366	1,085,217	525,305
Impairment loss	3,256,264	-	-
Other expenses	4,877,397	82,619	58,488

	215,423,924	3,563,196	2,013,341

NET LOSS	$(31,637,652)	$(296,160)	$(87,763)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(23,592,748)	$(220,356)	$(86,888)

Net income (loss) allocated to other partners	$(8,044,904)	$(75,804)	$(875)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$2,790,949	$4,449,155	$2,921,646
Interest and other	115,557	682,242	48,728

	2,906,506	5,131,397	2,970,374
Expenses
Interest	616,699	855,738	484,029
Depreciation and amortization	687,204	1,108,148	823,333
Taxes and insurance	415,308	605,947	355,178
Repairs and maintenance	608,483	959,801	626,544
Operating expenses	865,090	1,623,908	1,235,535
Impairment loss	-	-	-
Other expenses	80,902	77,277	32,348

	3,273,686	5,230,819	3,556,967

NET LOSS	$(367,180)	$(99,422)	$(586,593)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(159,268)	$(178,090)	$(428,611)

Net income (loss) allocated to other partners	$(207,912)	$78,668	$(157,982)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$1,292,260	$7,059,713	$7,763,100
Interest and other	62,091	276,452	138,723

	1,354,351	7,336,165	7,901,823
Expenses
Interest	228,093	1,298,067	1,614,202
Depreciation and amortization	297,500	1,958,890	2,051,886
Taxes and insurance	136,078	1,092,240	857,168
Repairs and maintenance	253,084	1,325,248	1,232,293
Operating expenses	543,537	2,680,092	2,275,198
Impairment loss	-	-	-
Other expenses	21,995	138,428	331,056

	1,480,287	8,492,965	8,361,803

NET LOSS	$(125,936)	$(1,156,800)	$(459,980)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(130,543)	$(900,257)	$(262,813)

Net income (loss) allocated to other partners	$4,607	$(256,543)	$(197,167)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$9,549,364	$7,665,813	$5,009,216
Interest and other	217,120	299,284	146,020

	9,766,484	7,965,097	5,155,236
Expenses
Interest	1,529,272	1,495,218	591,825
Depreciation and amortization	2,410,366	2,577,574	1,220,215
Taxes and insurance	1,150,108	1,018,811	560,768
Repairs and maintenance	1,587,459	1,309,363	1,038,133
Operating expenses	3,313,014	3,148,497	2,435,214
Impairment loss	-	-	-
Other expenses	277,850	156,782	99,834

	10,268,069	9,706,245	5,945,989

NET LOSS	$(501,585)	$(1,741,148)	$(790,753)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(888,944)	$(1,439,168)	$(680,994)

Net income (loss) allocated to other partners	$387,359	$(301,980)	$(109,759)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$9,949,808	$7,634,347	$6,123,803
Interest and other	424,427	254,253	242,562

	10,374,235	7,888,600	6,366,365
Expenses
Interest	1,342,653	1,606,959	1,188,867
Depreciation and amortization	2,803,462	2,728,955	2,132,318
Taxes and insurance	1,377,668	1,019,354	729,103
Repairs and maintenance	1,633,151	1,255,596	801,421
Operating expenses	3,766,388	2,737,950	2,887,400
Impairment loss	-	-	-
Other expenses	1,224,406	461,099	187,942

	12,147,728	9,809,913	7,927,051

NET LOSS	$(1,773,493)	$(1,921,313)	$(1,560,686)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(2,070,330)	$(1,389,322)	$(615,022)

Net income (loss) allocated to other partners	$296,837	$(531,991)	$(945,664)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$7,125,743	$6,236,019	$4,646,529
Interest and other	251,321	188,184	119,673

	7,377,064	6,424,203	4,766,202
Expenses
Interest	1,108,317	1,446,772	979,761
Depreciation and amortization	2,649,406	2,007,389	1,519,627
Taxes and insurance	920,389	806,853	576,269
Repairs and maintenance	985,148	1,045,890	629,919
Operating expenses	3,432,032	2,292,709	1,859,376
Impairment loss	-	-	-
Other expenses	73,816	70,597	79,706

	9,169,108	7,670,210	5,644,658

NET LOSS	$(1,792,044)	$(1,246,007)	$(878,456)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,312,415)	$(767,266)	$(478,049)

Net income (loss) allocated to other partners	$(479,629)	$(478,741)	$(400,407)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$5,671,145	$4,468,299	$3,493,551
Interest and other	241,035	198,322	230,400

	5,912,180	4,666,621	3,723,951
Expenses
Interest	935,342	997,278	782,342
Depreciation and amortization	2,163,933	1,186,607	1,062,080
Taxes and insurance	864,109	586,193	422,979
Repairs and maintenance	980,595	789,296	722,798
Operating expenses	2,837,748	1,664,967	1,533,442
Impairment loss	-	-	-
Other expenses	94,258	134,556	168,293

	7,875,985	5,358,897	4,691,934

NET LOSS	$(1,963,805)	$(692,276)	$(967,983)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,554,735)	$(470,966)	$(696,905)

Net income (loss) allocated to other partners	$(409,070)	$(221,310)	$(271,078)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$9,759,763	$12,085,189	$10,464,730
Interest and other	406,345	406,373	314,315

	10,166,108	12,491,562	10,779,045
Expenses
Interest	3,065,470	3,564,669	2,561,019
Depreciation and amortization	2,559,496	3,109,213	2,953,899
Taxes and insurance	1,337,080	1,389,326	989,132
Repairs and maintenance	1,510,497	1,876,465	1,903,921
Operating expenses	2,606,942	3,067,800	3,185,289
Impairment loss	-	-	-
Other expenses	168,243	209,349	164,945

	11,247,728	13,216,822	11,758,205

NET LOSS	$(1,081,620)	$(725,260)	$(979,160)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(564,539)	$(648,068)	$(906,635)

Net income (loss) allocated to other partners	$(517,081)	$(77,192)	$(72,525)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$9,746,620	$9,363,405	$11,006,877
Interest and other	386,064	298,125	393,017

	10,132,684	9,661,530	11,399,894
Expenses
Interest	2,383,554	3,215,927	2,670,928
Depreciation and amortization	3,156,153	2,832,942	3,244,996
Taxes and insurance	952,266	908,796	1,344,030
Repairs and maintenance	1,749,546	1,867,320	2,096,510
Operating expenses	3,214,566	3,125,238	3,950,971
Impairment loss	-	3,256,264	-
Other expenses	147,196	97,173	188,513

	11,603,281	15,303,660	13,495,948

NET LOSS	$(1,470,597)	$(5,642,130)	$(2,096,054)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(459,909)	$(4,425,568)	$(1,271,775)

Net income (loss) allocated to other partners	$(1,010,688)	$(1,216,562)	$(824,279)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$5,760,603
Interest and other	215,378

5,975,981
Expenses
Interest	1,353,678
Depreciation and amortization	1,514,134
Taxes and insurance	694,880
Repairs and maintenance	1,036,070
Operating expenses	1,960,941
Impairment loss	-
Other expenses	49,726

6,609,429

NET LOSS	$(633,448)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(585,312)

Net income (loss) allocated to other partners	$(48,136)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$191,296,302	$2,916,300	$1,974,411
Interest and other	7,126,499	223,648	48,885

	198,422,801	3,139,948	2,023,296
Expenses
Interest	45,119,323	526,025	840,853
Depreciation and amortization	58,636,237	829,789	403,340
Taxes and insurance	23,542,550	355,527	252,450
Repairs and maintenance	34,350,100	796,901	296,525
Operating expenses	69,919,589	1,137,224	607,046
Impairment loss	8,943,450	-	-
Other expenses	4,804,439	82,862	65,398

	245,315,688	3,728,328	2,465,612

NET LOSS	$(46,892,887)	$(588,380)	$(442,316)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(27,864,777)	$(536,012)	$(156,402)

Net income (loss) allocated to other partners	$(19,028,110)	$(52,368)	$(285,914)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$4,584,586	$5,284,459	$5,258,834
Interest and other	142,774	158,925	107,865

	4,727,360	5,443,384	5,366,699
Expenses
Interest	1,032,388	918,357	999,872
Depreciation and amortization	1,395,580	1,413,208	1,473,502
Taxes and insurance	659,210	752,522	551,541
Repairs and maintenance	1,113,229	1,078,779	1,056,079
Operating expenses	1,533,706	1,939,456	2,028,526
Impairment loss	-	-	-
Other expenses	124,089	102,839	114,339

	5,858,202	6,205,161	6,223,859

NET LOSS	$(1,130,842)	$(761,777)	$(857,160)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(588,334)	$(402,596)	$(469,351)

Net income (loss) allocated to other partners	$(542,508)	$(359,181)	$(387,809)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$2,840,686	$9,464,501	$8,045,997
Interest and other	108,326	338,854	126,875

	2,949,012	9,803,355	8,172,872
Expenses
Interest	517,436	1,743,058	1,776,720
Depreciation and amortization	691,949	2,652,080	2,263,469
Taxes and insurance	250,117	1,236,877	877,222
Repairs and maintenance	645,159	1,782,077	1,421,445
Operating expenses	948,328	3,670,932	2,266,652
Impairment loss	-	-	-
Other expenses	65,073	416,429	308,889

	3,118,062	11,501,453	8,914,397

NET LOSS	$(169,050)	$(1,698,098)	$(741,525)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(169,546)	$(1,187,293)	$(331,280)

Net income (loss) allocated to other partners	$496	$(510,805)	$(410,245)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$9,796,227	$7,939,853	$6,082,283
Interest and other	188,444	252,162	140,105

	9,984,671	8,192,015	6,222,388
Expenses
Interest	1,677,421	1,622,262	1,076,260
Depreciation and amortization	2,535,821	2,596,632	1,326,964
Taxes and insurance	1,150,763	977,864	700,260
Repairs and maintenance	1,748,050	1,258,157	1,139,734
Operating expenses	3,306,723	3,244,054	2,958,679
Impairment loss	-	-	-
Other expenses	325,843	133,546	69,134

	10,744,621	9,832,515	7,271,031

NET LOSS	$(759,950)	$(1,640,500)	$(1,048,643)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(968,689)	$(949,962)	$(739,185)

Net income (loss) allocated to other partners	$208,739	$(690,538)	$(309,458)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$10,522,615	$7,423,588	$6,043,351
Interest and other	315,949	265,008	238,200

	10,838,564	7,688,596	6,281,551
Expenses
Interest	1,572,080	1,662,947	1,231,737
Depreciation and amortization	2,964,375	2,773,264	2,134,558
Taxes and insurance	1,529,770	998,676	755,605
Repairs and maintenance	1,708,364	1,281,979	765,345
Operating expenses	3,998,230	2,779,822	2,876,474
Impairment loss	-	-	-
Other expenses	617,388	493,689	180,297

	12,390,207	9,990,377	7,944,016

NET LOSS	$(1,551,643)	$(2,301,781)	$(1,662,465)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,464,658)	$(1,533,272)	$(631,989)

Net income (loss) allocated to other partners	$(86,985)	$(768,509)	$(1,030,476)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$8,250,797	$6,722,880	$6,794,417
Interest and other	308,720	227,868	260,109

	8,559,517	6,950,748	7,054,526
Expenses
Interest	1,602,936	1,636,416	1,693,494
Depreciation and amortization	2,701,625	2,152,629	1,991,880
Taxes and insurance	1,166,464	857,401	687,006
Repairs and maintenance	1,110,341	1,103,918	1,600,477
Operating expenses	4,017,066	2,466,632	2,382,957
Impairment loss	-	-	-
Other expenses	99,834	83,655	121,461

	10,698,266	8,300,651	8,477,275

NET LOSS	$(2,138,749)	$(1,349,903)	$(1,422,749)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,509,143)	$(852,880)	$(734,104)

Net income (loss) allocated to other partners	$(629,606)	$(497,023)	$(688,645)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$5,807,108	$4,409,070	$3,457,171
Interest and other	227,725	189,388	327,190

	6,034,833	4,598,458	3,784,361
Expenses
Interest	1,125,812	1,042,183	794,491
Depreciation and amortization	2,155,796	1,470,446	1,354,639
Taxes and insurance	916,970	546,194	416,808
Repairs and maintenance	969,136	779,093	605,553
Operating expenses	3,091,071	1,745,583	1,624,265
Impairment loss	-	4,471,725	4,471,725
Other expenses	100,289	132,825	170,129

	8,359,074	10,188,049	9,437,610

NET LOSS	$(2,324,241)	$(5,589,591)	$(5,653,249)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,706,131)	$(2,839,766)	$(3,017,505)

Net income (loss) allocated to other partners	$(618,110)	$(2,749,825)	$(2,635,744)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$9,685,423	$11,751,328	$11,193,581
Interest and other	696,997	521,986	333,681

	10,382,420	12,273,314	11,527,262
Expenses
Interest	3,272,846	3,860,958	3,056,584
Depreciation and amortization	2,564,853	3,875,892	3,977,746
Taxes and insurance	1,337,434	1,392,140	1,147,772
Repairs and maintenance	1,456,627	1,985,781	2,057,577
Operating expenses	2,762,748	2,862,936	3,476,514
Impairment loss	-	-	-
Other expenses	73,125	141,077	259,896

	11,467,633	14,118,784	13,976,089

NET LOSS	$(1,085,213)	$(1,845,470)	$(2,448,827)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(472,991)	$(1,444,671)	$(850,067)

Net income (loss) allocated to other partners	$(612,222)	$(400,799)	$(1,598,760)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$9,364,550	$9,169,133	$10,842,982
Interest and other	413,614	285,490	349,035

	9,778,164	9,454,623	11,192,017
Expenses
Interest	2,461,670	3,256,640	2,673,689
Depreciation and amortization	3,143,748	2,918,920	3,358,204
Taxes and insurance	917,458	966,510	1,415,554
Repairs and maintenance	1,729,245	1,546,000	2,138,921
Operating expenses	3,309,603	2,972,811	3,971,103
Impairment loss	-	-	-
Other expenses	170,855	114,131	190,487

	11,732,579	11,775,012	13,747,958

NET LOSS	$(1,954,415)	$(2,320,389)	$(2,555,941)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(935,966)	$(1,374,242)	$(1,293,082)

Net income (loss) allocated to other partners	$(1,018,449)	$(946,147)	$(1,262,859)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$5,670,171
Interest and other	328,676

5,998,847
Expenses
Interest	1,444,188
Depreciation and amortization	1,515,328
Taxes and insurance	726,435
Repairs and maintenance	1,175,608
Operating expenses	1,940,448
Impairment loss	-
Other expenses	46,860

6,848,867

NET LOSS	$(850,020)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(705,660)

Net income (loss) allocated to other partners	$(144,360)

*
Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.